Document And Entity Information	Jul. 18, 2025
Document Information Line Items
Entity Central Index Key	0002030829
Document Type	8-K
Document Period End Date	Jul. 18, 2025
Entity Registrant Name	AIFEEX NEXUS ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-42425
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	221 W 9th
Entity Address, Address Line Two	St #859
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	-235-3848
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Document Information Line Items
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquireone-fifth of one Class A ordinary share
Trading Symbol	AIFEU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value $0.0001per share
Trading Symbol	AIFE
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-fifth of one Class A ordinary share
Document Information Line Items
Title of 12(b) Security	Rights, each whole right to acquire one-fifthof one Class A ordinary share
Trading Symbol	AIFER
Security Exchange Name	NASDAQ